CREDIT FACILITIES AND LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 2,980,000	$ 2,905,000
Outstanding Amount	1,073,695	108,611	$ 978,951
Fully committed borrowing capacity	2,710,000	1,458,000
Revolving Facility 2016-1
Line of Credit Facility [Line Items]
Borrowing Capacity	39,346
Outstanding Amount	$ 39,346		$ 326,970
Weighted Average Interest Rate	6.17%		6.83%
Revolving Facility 2017-1
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 75,000
Outstanding Amount	$ 25,758		$ 36,650
Weighted Average Interest Rate	7.00%		7.00%
Revolving Facility 2017-2
Line of Credit Facility [Line Items]
Outstanding Amount			$ 184,250
Weighted Average Interest Rate			7.04%
Revolving Facility 2018-1
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 250,000	250,000
Outstanding Amount	$ 126,450	$ 962	$ 131,802
Weighted Average Interest Rate	5.62%	4.32%	6.25%
Revolving Facility 2018-2
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 750,000	$ 750,000
Outstanding Amount	$ 194,293	$ 1,373	$ 299,279
Weighted Average Interest Rate	6.00%	4.44%	4.81%
Revolving Facility 2018-3
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 200,000	$ 100,000
Outstanding Amount	$ 111,411	$ 11,558
Weighted Average Interest Rate	4.65%	4.36%
Revolving Facility 2019-1
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 300,000	$ 300,000
Outstanding Amount	$ 206,399	$ 10,909
Weighted Average Interest Rate	3.81%	3.76%
Revolving Facility 2019-2
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 1,030,000	$ 1,030,000
Outstanding Amount	$ 327,226	$ 72,808
Weighted Average Interest Rate	3.41%	3.30%
Revolving Facility 2019-3
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 335,654	$ 475,000
Outstanding Amount	$ 42,812	$ 11,001
Weighted Average Interest Rate	3.02%	3.92%
Minimum
Line of Credit Facility [Line Items]
Revolving period	12 months
Maximum
Line of Credit Facility [Line Items]
Revolving period	24 months